Long-term debt - Narrative (Details)									12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 18, 2024 USD ($) tranche	Sep. 01, 2022 USD ($)	May 13, 2021 USD ($)	Jun. 25, 2019 USD ($)	Nov. 01, 2017 USD ($)	Jul. 27, 2016 USD ($)	Jul. 22, 2016	Dec. 31, 2025 USD ($)	Sep. 24, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 17, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2018 USD ($)	Sep. 22, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate %									4.98%		4.98%		4.98%
Long-term debt									$ 1,290,634,841		$ 854,229,587		$ 923,842,589
Senior Notes 2033
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000								$ 500,000,000	$ 500,000,000
Weighted average interest rate %									5.50%	5.50%
Borrowing costs incurred	$ 5,350,706								$ 5,350,706
Global Syndicated Sustainable Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred		$ 5,563,162	$ 1,339,606
Long-term debt		$ 545,000,000
Number of tranches | tranche		2
Debt instrument term (in years)			3 years
Availability period (in months)		18 months
Borrowings, reduction to interest rate basis (in percent)		0.05%
Global Syndicated Sustainable Credit Facility | Term Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (in percent)			1.60%
Global Syndicated Sustainable Credit Facility | Tranche I - Three-year
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 172,500,000
Debt instrument term (in years)		3 years
Borrowings, adjustment to interest rate basis (in percent)		1.30%
Global Syndicated Sustainable Credit Facility | Tranche II - Five-year
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 172,500,000
Debt instrument term (in years)		5 years
Borrowings, adjustment to interest rate basis (in percent)		1.50%
Term Loan
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 345,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 200,000,000
Borrowings, adjustment to interest rate basis (in percent)		1.50%
In Place Un-drawn Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Long-term debt												$ 200,000,000
Vesta ESG Global bond 35/8 05/31
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 350,000,000					$ 350,000,000
Weighted average interest rate %				3.625%					3.63%
Borrowing costs incurred				$ 7,746,222
Series RC Senior Note
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 70,000,000				$ 70,000,000
Weighted average interest rate %					5.18%				5.18%
Debt instrument term (in years)					10 years
Series RD Senior Note
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 15,000,000				$ 15,000,000
Weighted average interest rate %					5.28%				5.28%
Debt instrument term (in years)					12 years
Series A Senior Note
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 45,000,000					$ 45,000,000
Weighted average interest rate %									5.50%					5.50%
Series B Senior Note
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 45,000,000					$ 45,000,000
Weighted average interest rate %									5.85%					5.85%
MetLife 10-year
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 118,000,000			$ 118,000,000
Weighted average interest rate %						4.75%			4.75%
Debt instrument term (in years)						10 years
Series A Senior Note
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 65,000,000						$ 65,000,000
Weighted average interest rate %									5.03%						5.03%
Series B Senior Note
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 60,000,000						$ 60,000,000
Weighted average interest rate %									5.31%						5.31%
MetLife 10-year
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 150,000,000		$ 150,000,000
Weighted average interest rate %									4.55%
Debt instrument term (in years)							10 years	10 years